Selling and Marketing Expenses (Tables)	12 Months Ended
Mar. 31, 2024
Selling and Marketing Expenses [Abstract]
Schedule of Selling and Marketing Expenses	For the year ended March 31, 2024, 2023 and 2022, selling and marketing expenses consisted of the following:
	For the years ended March 31,
	2024	2023	2022

Marketing and advertising expenses	$327,208	$227,850	$645,915
Payroll and welfare expenses	67,831	92,579	103,488
Distribution and transportation expenses	16,176	18,594	96,954
Others	22,351	48,429	78,181
Total selling and marketing expenses	$433,566	$387,452	$924,538